Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Profit for the period	$ 495,583	$ 656,414	$ 475,537
Adjustments to reconcile profit for the period to net cash provided by operating activities:
Net finance expense	277,990	153,271	43,851
Depreciation	339,030	230,942	165,170
Gain on sale of vessels	(112,079)	(21,959)	(4,596)
Loss on termination of leased vessels	0	0	431
Amortization of acquired time charters	0	0	(2,806)
Contingent rental income	0	0	(623)
(Gain) loss on marketable securities	3,405	(22,989)	(58,359)
Share of results from associated companies	599	(3,383)	(14,243)
Stock option expense	(2,187)	10,719	4,700
Dividend received from associated companies	0	7,298	0
Other, net	1,480	182	674
Changes in operating assets and liabilities:
Trade and other receivables	(2,797)	14,818	(65,932)
Inventories	(2,319)	(28,249)	(26,410)
Voyages in progress	9,837	576	(72,146)
Prepaid expenses and accrued income	1,296	(1,498)	(5,356)
Other current assets	(10,054)	(1,968)	(1,435)
Trade and other payables	3,397	(2,694)	36,367
Related party balances	(1,589)	10,666	(6,813)
Other	(1,511)	(163)	(387)
Interest paid	(274,691)	(165,193)	(83,039)
Debt issuance costs paid	(29,666)	(20,020)	(4,349)
Interest received	40,688	39,411	5,094
Net cash provided by operating activities	736,412	856,181	385,330
Investing activities
Additions to newbuildings, vessels and equipment	(915,248)	(1,631,423)	(335,815)
Proceeds from sale of vessels	431,850	142,740	80,000
Investment in associated companies	0	0	(1,505)
Cash inflow on repayment of loan to associated companies	0	1,388	0
Proceeds from sale of marketable securities	0	251,839	0
Net cash used in investing activities	(483,398)	(1,235,456)	(257,320)
Financing activities
Proceeds from issuance of debt	2,167,296	1,609,449	651,248
Repayment of debt	(1,880,055)	(536,587)	(597,834)
Repayment of obligations under leases	(930)	(862)	(2,123)
Lease termination payments	0	0	(4,456)
Cash dividends paid	(434,115)	(638,928)	(33,393)
Net cash provided by (used in) financing activities	(147,804)	433,072	13,442
Net change in cash and cash equivalents	105,210	53,797	141,452
Cash and cash equivalents at beginning of year	308,322	254,525	113,073
Cash and cash equivalents at end of year	413,532	308,322	254,525
Supplemental disclosure of cash flow information:
Income taxes paid	$ 4,531	$ 122	$ 199